Loans, Impaired Loans and Allowance for Credit Losses - Impaired Loans (Detail) - CAD ($) $ in Millions		Jan. 31, 2025	Oct. 31, 2024
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		$ 773,162	$ 767,365
Allowance for credit losses		6,857	6,536
Net		766,305	760,829
Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		358,791	350,941
Allowance for credit losses		1,280	1,208
Net		357,511	349,733
Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		106,635	106,379
Allowance for credit losses		2,426	2,319
Net		104,209	104,060
Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans		290,188	292,671
Allowance for credit losses		1,966	1,849
Net		288,222	290,822
Financial instruments credit-impaired [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	7,064	6,739
Allowance for credit losses	[1]	2,190	2,054
Net	[1]	4,874	4,685
Financial instruments credit-impaired [member] | Canada [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,299	2,158
Allowance for credit losses	[1]	623	569
Net	[1]	1,676	1,589
Financial instruments credit-impaired [member] | United States [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	110	109
Allowance for credit losses	[1]	20	22
Net	[1]	90	87
Financial instruments credit-impaired [member] | Mexico [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,371	1,343
Allowance for credit losses	[1]	438	424
Net	[1]	933	919
Financial instruments credit-impaired [member] | Peru [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	730	715
Allowance for credit losses	[1]	404	385
Net	[1]	326	330
Financial instruments credit-impaired [member] | Chile [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,343	1,249
Allowance for credit losses	[1]	293	281
Net	[1]	1,050	968
Financial instruments credit-impaired [member] | Colombia [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	364	322
Allowance for credit losses	[1]	128	109
Net	[1]	236	213
Financial instruments credit-impaired [member] | Other International [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	847	843
Allowance for credit losses	[1]	284	264
Net	[1]	563	579
Financial instruments credit-impaired [member] | Residential mortgages [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	2,563	2,372
Allowance for credit losses	[1]	711	645
Net	[1]	1,852	1,727
Financial instruments credit-impaired [member] | Personal loans [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	1,169	1,117
Allowance for credit losses	[1]	647	621
Net	[1]	522	496
Financial instruments credit-impaired [member] | Business and government [member]
Disclosure of detailed information about financial instruments [line items]
Gross impaired loans	[1]	3,332	3,250
Allowance for credit losses	[1]	832	788
Net	[1]	$ 2,500	$ 2,462

[1]	Interest income recognized on impaired loans during the three months ended January 31, 2025 was $26 (October 31, 2024 – $22).